Market Risk Benefits - Rollforward of the Net (Assets) Liabilities of the Market Risk Benefits for Variable Annuities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023	Jan. 01, 2022	Jan. 01, 2021	Dec. 31, 2020
Market Risk Benefit [Roll Forward]
Net liability balance, beginning of year	$ 6,369,000,000
Net liability balance, end of year	797,000,000	$ 6,369,000,000
Reinsurance recoverable on market risk benefits at fair value, end of year	(221,000,000)	(383,000,000)	$ (221,000,000)	$ (383,000,000)	$ (472,000,000)
Variable Annuity
Market Risk Benefit [Roll Forward]
Net liability balance, beginning of year	6,281,000,000	9,908,000,000
Effect of changes in interest rates	(14,137,000,000)	(3,193,000,000)
Effect of fund performance	6,432,000,000	(2,388,000,000)
Effect of changes in equity index volatility	1,576,000,000	(45,000,000)
Effect of expected policyholder behavior	532,000,000	412,000,000
Effect of actual policyholder behavior different from expected	(230,000,000)	(747,000,000)
Effect of time	1,707,000,000	1,901,000,000
Effect of changes in assumptions	465,000,000	16,000,000
Net liability balance, end of year	767,000,000	6,281,000,000
Reinsurance recoverable on market risk benefits at fair value, end of year	(183,000,000)	(284,000,000)			(368,000,000)
Net liability balance, end of year, net of reinsurance	$ 584,000,000	$ 5,997,000,000
Weighted average attained age (years)	69 years	68 years
Net amount at risk	$ 15,592,000,000	$ 3,404,000,000
AOCI, Market Risk Benefit, Instrument-Specific Credit Risk, before Tax	(2,185,000,000)	(326,000,000)				$ (743,000,000)
Market Risk Benefit, before Reinsurance and Cumulative Increase (Decrease) from Instrument-Specific Credit Risk Change	$ 2,952,000,000	6,607,000,000				10,651,000,000
As Previously Reported
Market Risk Benefit [Roll Forward]
Reinsurance recoverable on market risk benefits at fair value, end of year		$ 0	$ 0	$ 0	$ 0	(408,000,000)
As Previously Reported | Variable Annuity
Market Risk Benefit [Roll Forward]
Reinsurance recoverable on market risk benefits at fair value, end of year						$ (340,000,000)